Note 7 - Stock Incentive Plan (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 678,795
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	7 months 9 days
Share-Based Payment Arrangement, Expense	$ 365,379	$ 107,972